Condensed Interim Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020 ILS (₪) ₪ / shares shares	Jun. 30, 2019 ILS (₪) ₪ / shares shares	Jun. 30, 2020 ILS (₪) ₪ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2019 ILS (₪) ₪ / shares shares
Operating expenses:
Research and development, net of participations | ₪	₪ 11,948	₪ 15,172	₪ 31,016		₪ 20,904	₪ 68,645
Marketing, general and administrative | ₪	4,139	4,518	5,120		5,951	9,706
Total operating expenses | ₪	16,087	19,690	36,136		26,855	78,351
Operating loss | ₪	(16,087)	(19,690)	(36,136)		(26,855)	(78,351)
Financial income | ₪	(11,291)		5,211		24	4
Financial expense | ₪	(14,600)	(27,699)	(14,748)		(19,992)	(30,847)
Net loss | ₪	₪ (41,978)	₪ (47,389)	₪ (45,673)		₪ (46,823)	₪ (109,194)
Items to be reclassified to profit or loss in subsequent periods:
Basic and diluted loss per share | ₪ / shares	₪ (0.10)	₪ (0.18)	₪ (0.11)		₪ (0.18)	₪ (0.33)
Weighted average number of shares outstanding used to compute basic and diluted loss per share | shares	433,498,227	261,482,786	431,485,801	431,485,801	261,435,179	326,651,721
USD
Operating expenses:
Research and development, net of participations | $				$ 8,949
Marketing, general and administrative | $				1,476
Total operating expenses | $				10,425
Operating loss | $				(10,425)
Financial income | $				1,503
Financial expense | $				(4,255)
Net loss | $				$ (13,177)
Items to be reclassified to profit or loss in subsequent periods:
Basic and diluted loss per share | $ / shares				$ (0.03)
Weighted average number of shares outstanding used to compute basic and diluted loss per share | shares			431,485,801	431,485,801